Insurance business - Net investment return (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	£ (1,667)	£ 2,989
Changes in fair value of underlying items of direct participating contracts	(1,585)	2,979
Interest accreted	2	7
Effect of changes in interest rates and other financial assumptions	1	19
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	(4)	(1)
Total net finance (expenses)/income from insurance contracts	(1,586)	3,004
Amounts recognised in profit or loss	(1,184)	1,106	[1]	£ 0	[1]
Amounts recognised in OCI	(402)	1,898	[2]	0	[2]
Total net investment results	81	15
Net insurance premium income	1,168	(1,370)	[1]	1,214	[1]
Net interest income	2,151	1,904	[1]	£ 1,754	[1]
Contracts under the fair value approach	89	93
Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(1,263)	1,090
Amounts recognised in profit or loss	1,263	(1,090)
Total net investment results	79	16
Net insurance premium income	1,168	(1,370)
Gain (loss) from return on assets and liabilities supporting insurance policies	(1,082)	1,300
Gain (loss) from return on shareholders assets supporting insurance policies	(86)	70
Investment returns gains (losses) on underlying assets supporting insurance liabilities	(1,082)	1,300
Net interest income	187	210
Miscellaneous other operating income	6	0
Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(404)	1,899
Total net investment results	2	(1)
Contracts under the fair value approach	407	(1,902)
Impairment loss recognised in other comprehensive income	3
Reversal of impairment loss recognised in other comprehensive income		3
Life direct participating and Investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(1,650)	2,985
Changes in fair value of underlying items of direct participating contracts	(1,585)	2,979
Interest accreted	0	0
Effect of changes in interest rates and other financial assumptions	0	0
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	0	0
Total net finance (expenses)/income from insurance contracts	(1,585)	2,979
Amounts recognised in profit or loss	(1,183)	1,081
Amounts recognised in OCI	(402)	1,898
Total net investment results	65	(6)
Contracts under the fair value approach	11	10
Life direct participating and Investment DPF contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(1,246)	1,086
Total net investment results	63	(5)
Life direct participating and Investment DPF contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(404)	1,899
Total net investment results	2	(1)
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(17)	4
Changes in fair value of underlying items of direct participating contracts	0	0
Interest accreted	2	7
Effect of changes in interest rates and other financial assumptions	1	19
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	(4)	(1)
Total net finance (expenses)/income from insurance contracts	(1)	25
Amounts recognised in profit or loss	(1)	25
Amounts recognised in OCI	0	0
Total net investment results	16	21
Contracts under the fair value approach	78	83
Life other contracts | Amounts recognised in profit or loss
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	(17)	4
Total net investment results	16	21
Life other contracts | Amounts recognised in OCI
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total investment return (memorandum)	0	0
Total net investment results	£ 0	£ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.